Information on remuneration - Accumulated annual pension entitlements and pension-related costs (Detail) - Board of management [Member]	Dec. 31, 2022 EUR (€)
Information on remuneration [Line Items]
Pension-related costs	€ 499,123
R. Jakobs [Member]
Information on remuneration [Line Items]
Age	48
Accumulated annual pension	€ 53,175
Pension-related costs	€ 63,985
A. Bhattacharya [Member]
Information on remuneration [Line Items]
Age	61
Accumulated annual pension	€ 37,446
Pension-related costs	€ 265,383
M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Age	49
Accumulated annual pension	€ 50,614
Pension-related costs	€ 169,755